Subordinated Liabilities - Summary of Undated Subordinated Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 557	£ 581
10.0625% Exchangeable capital securities
Disclosure of subordinated liabilities [line items]
Interest rate	10.0625%	10.0625%
First call date	n/a	n/a
Undated subordinated liabilities	£ 205	£ 205
7.375% 20 Year Step-up perpetual callable subordinated notes
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%	7.375%
Notes maturity, year	20 years	20 years
First call date	2020	2020
Undated subordinated liabilities	£ 0	£ 15
7.125% 30 Year Step-up perpetual callable subordinated notes
Disclosure of subordinated liabilities [line items]
Interest rate	7.125%	7.125%
Notes maturity, year	30 years	30 years
First call date	2030	2030
Undated subordinated liabilities	£ 352	£ 361